The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available..

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2025:

GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$740,917,355	$-	$3,538	$740,920,893
Investment Companies	20,493,354	-	-	20,493,354
Real Estate Investment Trusts	2,137,929	-	-	2,137,929
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	35,651,730
Money Market Funds	4,336,835	-	-	4,336,835
Total Investments in Securities	$767,885,473	$-	$3,538	$803,540,741

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stock
Balance as of April 1, 2025				$3,538
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of December 31, 2025				$3,538
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2025.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$110,859	$-	$110,859
Bermuda	-	108,064	-	108,064
Brazil	195,004	1,217,812	-	1,412,816
Canada	-	77,278	-	77,278
Cayman Islands	-	132,985	-	132,985
Chile	381,017	775,181	-	1,156,198
China	522,408	12,983,102	-	13,505,510
Colombia	-	272,087	-	272,087
Czech Republic	-	423,714	-	423,714
Egypt	-	326,912	-	326,912
Hong Kong	63,182	2,297,135	-	2,360,317
Hungary	-	611,800	-	611,800
India	-	6,500,307	-	6,500,307
Indonesia	-	244,496	-	244,496
Ireland	467,394	-	-	467,394
Mexico	1,743,229	-	-	1,743,229
Peru	211,519	-	-	211,519
Poland	-	1,552,651	-	1,552,651
Qatar	251,886	190,796	-	442,682
Russia	-	-	0	-
Singapore	-	65,965	-	65,965
South Africa	510,564	1,635,406	-	2,145,970
South Korea	415,640	7,865,379	-	8,281,019
Taiwan	-	9,450,987	-	9,450,987
Thailand	-	170,953	-	170,953
Turkey	-	479,284	-	479,284
United Arab Emirates	-	1,137,767	-	1,137,767
United Kingdom	-	222,620	-	222,620
United States	-	142,172	-	142,172
Total Common Stocks	4,761,843	48,995,712	0	53,757,555
Investment Companies
United States	1,826,125	-	-	1,826,125
Total Investment Companies	1,826,125	-	-	1,826,125
Preferred Stocks
Brazil	-	609,386	-	609,386
Colombia	-	324,720	-	324,720
India	-	-	0	-
South Korea	-	308,182	-	308,182
Total Preferred Stocks	-	1,242,288	0	1,242,288
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,108,790
Money Market Funds	407,819	-	-	407,819
Total Investments in Securities	$6,995,787	$50,238,000	$0	$59,342,577

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description			Common Stock
Balance as of April 1, 2025			$0
Purchases			-
Sales proceeds and paydowns			-
Accreted discounts, net			-
Corporate Actions			-
Realized gain (loss)			-
Change in unrealized appreciation (depreciation)			-
Transfers into/(out of) Level 3			-
Balance as of December 31, 2025			$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2025.			$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$90,766,569	$-	$4,469	$90,771,038
Real Estate Investment Trusts	2,575,522	-	-	2,575,522
Investment Companies	2,184,564	-	-	2,184,564
Rights	-	-	15,812	15,812
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,081,939
Money Market Funds	843,230	-	-	843,230
Total Investments in Securities	$96,369,885	$-	$20,281	$99,472,105

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stocks
Balance as of April 1, 2025				$5,013
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				5,553
Realized gain (loss)				(31,551)
Change in unrealized appreciation (depreciation)				41,267
Transfers into/(out of) Level 3				-
Balance as of December 31, 2025				$20,282
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2025.				$10,244

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$-	$5,850,597	$-	$5,850,597
Austria	-	836,008	-	836,008
Belgium	-	1,965,108	-	1,965,108
Canada	22,133,922	-	-	22,133,922
Denmark	-	3,416,932	-	3,416,932
Finland	-	1,913,802	-	1,913,802
France	-	11,800,355	-	11,800,355
Germany	-	17,338,024	-	17,338,024
Hong Kong	76,193	5,441,730	-	5,517,923
Ireland	-	852,501	-	852,501
Israel	994,472	3,678,051	-	4,672,523
Italy	-	9,412,585	-	9,412,585
Japan	1,353,472	28,667,469	-	30,020,941
Mexico	-	1,755,743	-	1,755,743
Netherlands	120,870	5,979,345	-	6,100,215
Norway	-	2,471,006	-	2,471,006
Poland	-	405,503	-	405,503
Portugal	-	948,681	-	948,681
Singapore	290,604	1,492,173	-	1,782,777
Spain	-	9,043,569	-	9,043,569
Sweden	586,517	4,270,496	-	4,857,013
Switzerland	-	14,008,119	-	14,008,119
United Kingdom	-	18,644,830	-	18,644,830
Total Common Stocks	25,556,050	150,192,627	-	175,748,677
Investment Companies
United States	2,435,988	-	-	2,435,988
Total Investment Companies	2,435,988	-	-	2,435,988
Real Estate Investment Trusts
France	-	200,529	-	200,529
Total Real Esate Investment Truts	-	200,529	-	200,529
Warrants
Canada	-	-	0	0
Total Warrants	-	-	0	0
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,767,516
Money Market Funds	888,631	-	-	888,631
Total Investments in Securities	$28,880,669	$150,393,156	$0	$181,041,341

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Warrants
Balance as of April 1, 2025				$0
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of December 31, 2025				$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2025.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
U.S. Treasury Securities	$-	$61,718,704	$-	$61,718,704
Mortgage Backed Securities	-	47,022,763	-	47,022,763
Corporate Obligations	-	41,729,266	-	41,729,266
Collateralized Mortgage Obligations	-	20,276,658	-	20,276,658
Asset Backed Securities	-	11,535,923	-	11,535,923
Foreign Government Debt Obligations	-	2,532,459	-	2,532,459
Municipal Bonds	-	1,469,021	-	1,469,021
Total Fixed Income	-	186,284,794	-	186,284,794
Money Market Funds	842,794	-	-	842,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	542,005
Total Investments in Securities	$842,794	$186,284,794	$-	$187,669,593

Other Financial Instruments**
Futures	$53,239	$-	$-	$53,239
Swaps	-	448,922	-	448,922

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$1,477,950,538	$-	$-	$1,477,950,538
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	91,980,970
Money Market Funds	15,326,870	-	-	15,326,870
Total Investments in Securities	$1,493,277,408	$-	$-	$1,585,258,378

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$574,130,783	$-	$-	$574,130,783
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	85,752,639
Money Market Funds	5,917,227	-	-	5,917,227
Total Investments in Securities	$580,048,010	$-	$-	$665,800,649

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$530,230,871	$-	$-	$530,230,871
Investment Companies	202,713,363	-	-	202,713,363
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	39,538,282
Money Market Funds	15,166,182	-	-	15,166,182
Total Investments in Securities	$748,110,416	$-	$-	$787,648,698

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$283,812,375	$-	$-	$283,812,375
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,419,618
Money Market Funds	7,448,148	-	-	7,448,148
Total Investments in Securities	$291,260,523	$-	$-	$310,680,141

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$108,283,720	$-	$-	$108,283,720
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	18,951,260
Money Market Funds	1,786,054	-	-	1,786,054
Total Investments in Securities	$110,069,774	$-	$-	$129,021,034

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$368,005,234	$-	$-	$368,005,234
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	34,382,140
Money Market Funds	9,601,731	-	-	9,601,731
Total Investments in Securities	$377,606,965	$-	$-	$411,989,105

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Certificates of Deposit	$-	$17,007,048	$-	$17,007,048
Money Market Funds	7,038,565	-	-	7,038,565
U.S. Treasury Bills	-	24,943,299	-	24,943,299
Total Investments in Securities	$7,038,565	$41,950,347	$-	$48,988,912

Other Financial Instruments*
Futures	$1,294,409	$-	$-	$1,294,409
Forward Currency Contracts	$-	$90,998	$-	$90,998

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$8,858,328	$-	$-	$8,858,328
U.S. Treasury Securities	-	2,463,732	-	2,463,732
Money Market Funds	9,046,669	-	-	9,046,669
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,316,703
Total Investments in Securities	$17,904,997	$2,463,732	$-	$21,685,432

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$91,885,686	$-	$-	$91,885,686
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	27,040,423
Money Market Funds	2,901,558	-	-	2,901,558
Total Investments in Securities	$94,787,244	$-	$-	$121,827,667

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$61,479,148	$-	$-	$61,479,148
Investment Companies	60,162,809	-	-	60,162,809
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	30,544,128
Money Market Funds	2,488,151	-	-	2,488,151
Total Investments in Securities	$124,130,108	$-	$-	$154,674,236

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

8. Transactions with Affiliates
The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended December 31, 2025. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2025	Purchases	Sales	Realized Gain (Loss)
AltShares Merger Arbitrage ETF	$-	$7,618,829	$472,610	$(1,986)
First Trust Alternative Absolute Return Strategy ETF	$-	$31,100,749	$20,791,335	$(145,025)
	$-	$38,719,578	$21,263,945	$(147,011)

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of December 31, 2025	Share Balance as of December 31, 2025
AltShares Merger Arbitrage ETF	$(8,856)	$31,541	$7,135,377	245,455
First Trust Alternative Absolute Return Strategy ETF	$(958,845)	$827,209	$9,205,544	339,688
	$(967,701)	$858,750	$16,340,921	585,143